Advances to Suppliers, Net (Details) - Schedule of Advances to Suppliers - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Advances to Suppliers [Abstract]
Advances to suppliers	$ 78,772,548	$ 76,463,466
Provision for impairment	(34,796,757)	(20,048,713)
Advances to suppliers, net	$ 43,975,791	$ 56,414,753